SCHEDULE OF TRADE TRANSACTION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Total	$ 16,680,941	$ 22,615,318	$ 12,271,114
Total	85,000	143,538	143,538
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	5,526,462	5,922,909
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	632,613	70,634
Related Party [Member]
Related Party Transaction [Line Items]
Total	6,159,075	5,993,543
Mr.WaiYiuYau [Member]
Related Party Transaction [Line Items]
Total	85,000	110,000	110,000
Mr.Chun Lin Yau [Member]
Related Party Transaction [Line Items]
Total		16,769	16,769
Ms. Lai Ching Ng [Member]
Related Party Transaction [Line Items]
Total		$ 16,769	$ 16,769